Condensed Financial Statements of Parent Company - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Cash flows used in operating activities	¥ (443,800)	$ (64,344)	¥ (279,122)	¥ (863,774)
Cash flows (used in)/provided by investing activities	267,555	38,792	75,521	782,545
Cash flows used in financing activities	(20,000)	(2,900)	(66,094)	307,746
Effect of exchange rate changes on cash and cash equivalents	10,810	1,567	(9,263)	(7,415)
Cash, cash equivalents and restricted cash at the beginning of year	315,833	45,791	594,791	375,689
Cash, cash equivalents and restricted cash at the end of year	130,401	18,906	315,833	594,791
Parent Company
Condensed Financial Statements Captions [Line Items]
Cash flows used in operating activities	(39,578)	(5,738)	(14,807)	(354)
Cash flows (used in)/provided by investing activities	68,089	9,872	(32,506)	(10,008)
Cash flows used in financing activities	0	0	0	(135,744)
Effect of exchange rate changes on cash and cash equivalents	2,845	412	1	(240)
Net increase in cash and cash equivalents	31,356	4,546	17,700	(146,346)
Cash, cash equivalents and restricted cash at the beginning of year	19,633	2,847	1,933	148,279
Cash, cash equivalents and restricted cash at the end of year	¥ 50,989	$ 7,393	¥ 19,633	¥ 1,933